Equity - Non-Controlling Interest (Details) R$ / shares in Units, R$ in Thousands, $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	May 06, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2023 BRL (R$) R$ / shares shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2023 USD ($) shares	May 07, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Share capital
New shares of Class A common stock issued to beneficiaries | R$ / shares			R$ 317,394
Quantity of shares | shares			402,190,540	401,803,041		402,190,540
Authorized share capital (in US dollar) | $						$ 50
Authorized shares | shares			20,000,000,000			20,000,000,000
Shares with rights designated by the company board of directors | R$ / shares			R$ 5,000,000,000
Share capital			R$ 13	R$ 13
Reserves			8,147,285	7,817,670
Equity	R$ 3,127,985	R$ 8,449,784	7,596,691	7,089,104	R$ 8,449,784		R$ 3,127,985	R$ 3,324,215
Dividends paid, classified as financing activities			23,600	75,898	19,680
Dividends paid	10,373	9,307	R$ 99,381	75,898	R$ 19,680
Value recognized in equity	33,998	5,488,170
Banco Inter S.A.
Share capital
Quantity of shares | shares			1,297,308,713			1,297,308,713
Equity			R$ (675,488)	R$ (825,301)
Overall equity interest (as a percent)			100.00%	100.00%	31.40%
Non-controlling interests [member]
Share capital
Equity	83,830	5,793,659	R$ 124,881	R$ 96,722	R$ 5,793,659		1,983,505	48,581
Dividends paid	(7,251)	(9,307)		(37,842)
Value recognized in equity	33,998	3,921,283
Equity attributable to owners of parent [member]
Share capital
Equity	3,044,155	2,656,125	7,471,810	6,992,382	2,656,125		R$ 1,144,480	R$ 3,275,634
Dividends paid	(3,122)			(38,056)
Value recognized in equity	R$ 0	R$ 1,566,887
Banco Inter S.A.
Share capital
Dividends paid			50,000	38,056	R$ 10,373
InterHoldingFinanceiraS.a. [Member]
Share capital
Dividends paid			25,781
Inter Food Ltda.
Share capital
Dividends paid			R$ 23,600	12,030
Inter Digital Corretora E Consultoria De Seguros Ltda.
Share capital
Dividends paid				R$ 25,812
Ordinary shares [member]
Share capital
Quantity of shares | shares			285,153,435	284,765,936		285,153,435
Shares par value (in dollar per share) | R$ / shares			R$ 0.0000025
Shares with rights designated by the company board of directors | R$ / shares			R$ 10,000,000,000
Preference shares [member]
Share capital
Quantity of shares | shares			117,037,105	117,037,105		117,037,105
Shares with rights designated by the company board of directors | R$ / shares			R$ 5,000,000,000